AST INTERNATIONAL VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 89.8%
Common Stocks — 88.9%
Australia — 3.4%
AGL Energy Ltd.	266,900	$2,785,348
Beach Energy Ltd.	1,583,200	1,107,737
BHP Group PLC	298,982	4,625,730
Fortescue Metals Group Ltd.	751,600	4,615,825
Harvey Norman Holdings Ltd.(a)	1,222,969	2,207,116
Inghams Group Ltd.(a)	832,600	1,670,984
Link Administration Holdings Ltd.	723,200	1,420,228
Metcash Ltd.	908,400	1,747,385
Mirvac Group, REIT	1,537,100	1,961,856
Myer Holdings Ltd.*(a)	2,108,600	180,862
Perenti Global Ltd.	1,790,400	669,703
Qantas Airways Ltd.	1,139,900	2,239,676
Rio Tinto Ltd.	68,800	3,530,926
St. Barbara Ltd.	1,118,600	1,462,640
Stockland, REIT	1,210,000	1,874,716
Super Retail Group Ltd.	338,300	963,052
		33,063,784
Austria — 0.4%
OMV AG	99,000	2,721,854
Wienerberger AG	89,800	1,418,558
		4,140,412
Belgium — 0.4%
Bekaert SA	126,200	2,106,677
UCB SA	24,700	2,141,907
		4,248,584
Canada — 1.6%
Canadian National Railway Co.	63,730	4,982,741
Suncor Energy, Inc.	384,760	6,140,631
TMX Group Ltd.	57,584	4,286,986
		15,410,358
China — 2.2%
China Resources Cement Holdings Ltd.	2,324,000	2,760,468
ENN Energy Holdings Ltd.	351,900	3,393,859
ESR Cayman Ltd., 144A*	918,000	1,964,793
Kingboard Holdings Ltd.	841,000	1,952,801
Lee & Man Paper Manufacturing Ltd.	2,779,000	1,666,721
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	729,500	7,147,399
Shenzhen International Holdings Ltd.	1,005,500	1,837,444
		20,723,485
Denmark — 1.3%
Carlsberg A/S (Class B Stock)	54,998	6,219,232
Danske Bank A/S	211,700	2,388,042
Dfds A/S*	53,800	1,227,543
Vestas Wind Systems A/S	38,332	3,104,415
		12,939,232
Finland — 1.4%
Nordea Bank Abp	1,102,540	6,183,280
Sampo OYJ (Class A Stock)	155,837	4,558,200
	Shares	Value
Common Stocks (continued)
Finland (cont’d.)
Valmet OYJ	156,600	$3,076,116
		13,817,596
France — 10.4%
Air Liquide SA	63,649	8,152,126
Arkema SA	52,200	3,607,427
AXA SA	129,500	2,232,859
BNP Paribas SA	166,081	5,002,079
Bouygues SA	99,300	2,910,796
Cie Generale des Etablissements Michelin SCA	30,500	2,724,285
Cie Plastic Omnium SA	103,600	1,460,095
CNP Assurances	224,900	2,214,793
Credit Agricole SA	260,100	1,888,925
Engie SA	1,022,841	10,553,967
Natixis SA	818,900	2,661,930
Peugeot SA	164,100	2,184,423
Safran SA	82,682	7,253,585
Sanofi	264,717	23,098,051
Societe BIC SA	32,850	1,835,359
Societe Generale SA	110,300	1,850,469
Sopra Steria Group	16,500	1,798,029
TOTAL SA	71,900	2,751,892
Vinci SA	57,831	4,786,231
Vivendi SA	517,623	11,160,567
		100,127,888
Germany — 6.9%
Allianz SE	13,200	2,273,935
Aurubis AG	46,100	1,906,448
Bayer AG	29,500	1,706,680
Bayerische Motoren Werke AG	43,000	2,211,096
Covestro AG, 144A	62,800	1,919,670
Daimler AG	74,100	2,231,293
Deutsche Lufthansa AG	180,400	1,702,284
Deutsche Post AG	194,100	5,278,677
Duerr AG(a)	93,800	1,926,817
Fresenius Medical Care AG & Co. KGaA	70,940	4,692,822
Infineon Technologies AG	238,390	3,431,347
Merck KGaA	29,586	3,030,013
METRO AG	249,900	2,145,056
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,000	2,009,412
Rheinmetall AG	42,300	2,982,498
SAP SE	128,135	14,248,636
Siemens AG	24,000	2,042,046
Siltronic AG(a)	29,500	2,207,657
Volkswagen AG(a)	28,900	3,837,763
Vonovia SE	92,095	4,548,221
		66,332,371
Hong Kong — 1.2%
CK Asset Holdings Ltd.	288,000	1,625,493
Dah Sing Financial Holdings Ltd.	484,312	1,375,100
Skyworth Group Ltd.*	6,558,000	1,389,146
A1

AST INTERNATIONAL VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Hong Kong (cont’d.)
Tongda Group Holdings Ltd.	25,930,000	$1,481,626
WH Group Ltd., 144A	3,385,000	3,163,176
Yue Yuen Industrial Holdings Ltd.	1,711,000	2,617,208
		11,651,749
Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	4,669,300	1,338,894
Ireland — 0.8%
C&C Group PLC	423,900	1,032,819
Ryanair Holdings PLC, ADR*	84,918	4,508,297
Smurfit Kappa Group PLC	74,600	2,104,073
		7,645,189
Israel — 0.7%
Bank Leumi Le-Israel BM	849,484	4,694,249
Isracard Ltd.	12,844	34,442
Teva Pharmaceutical Industries Ltd.*	249,600	2,301,180
		7,029,871
Italy — 2.3%
Enel SpA	1,912,888	13,352,164
Leonardo SpA	500,100	3,327,475
Mediobanca Banca di Credito Finanziario SpA	387,800	2,145,925
UnipolSai Assicurazioni SpA	1,147,600	2,846,856
		21,672,420
Japan — 19.7%
AGC, Inc.	111,800	2,744,282
Aozora Bank Ltd.	94,300	1,790,625
Asahi Group Holdings Ltd.	112,400	3,657,447
Astellas Pharma, Inc.	440,900	6,831,037
Brother Industries Ltd.	121,300	1,845,268
Credit Saison Co. Ltd.	196,600	2,278,496
Daiwa House Industry Co. Ltd.	420,495	10,428,393
EDION Corp.	204,500	1,693,830
Fuyo General Lease Co. Ltd.	52,700	2,663,162
Hazama Ando Corp.	303,400	1,928,699
Hitachi Ltd.	340,300	9,867,684
Honda Motor Co. Ltd.	147,000	3,305,225
Isuzu Motors Ltd.	330,400	2,185,637
ITOCHU Corp.	197,900	4,086,848
Japan Airlines Co. Ltd.	99,800	1,817,131
Japan Aviation Electronics Industry Ltd.	192,000	2,303,324
Kaneka Corp.	80,100	1,916,838
Kao Corp.	99,190	8,119,852
KDDI Corp.	201,400	5,968,911
Keiyo Bank Ltd. (The)	398,600	1,980,476
Komatsu Ltd.	126,200	2,065,624
Makita Corp.	176,200	5,366,275
Marubeni Corp.	676,100	3,363,931
Mazda Motor Corp.	300,500	1,585,409
Mitsubishi Chemical Holdings Corp.	310,900	1,847,880
Mitsubishi Gas Chemical Co., Inc.	224,200	2,424,191
Mitsubishi UFJ Financial Group, Inc.	644,600	2,395,736
Mitsubishi UFJ Lease & Finance Co. Ltd.	468,000	2,302,411
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Mitsui & Co. Ltd.	188,800	$2,616,636
Mitsui Chemicals, Inc.	90,100	1,705,924
Mizuho Financial Group, Inc.	2,082,600	2,383,340
Nexon Co. Ltd.	490,800	8,031,009
Nikon Corp.(a)	203,100	1,861,680
Nintendo Co. Ltd.	24,700	9,551,416
Nippon Telegraph & Telephone Corp.	374,500	8,973,121
Nishi-Nippon Financial Holdings, Inc.	297,400	1,677,570
NTT DOCOMO, Inc.	58,100	1,815,968
Obayashi Corp.	361,500	3,095,382
Resona Holdings, Inc.	610,100	1,831,372
Sankyu, Inc.	44,000	1,643,297
Sawai Pharmaceutical Co. Ltd.	34,300	1,829,425
Shizuoka Gas Co. Ltd.	320,500	2,611,549
SKY Perfect JSAT Holdings, Inc.	544,400	1,927,636
Sompo Holdings, Inc.	61,500	1,904,238
Sumitomo Corp.	162,000	1,859,785
Sumitomo Forestry Co. Ltd.	154,700	1,977,839
Sumitomo Heavy Industries Ltd.	117,000	2,097,075
Sumitomo Mitsui Financial Group, Inc.	383,600	9,243,876
Suzuki Motor Corp.	112,300	2,686,006
Teijin Ltd.	121,600	2,058,209
Tokai Rika Co. Ltd.	15,800	195,755
Towa Pharmaceutical Co. Ltd.	88,700	1,854,445
Toyota Motor Corp.	46,900	2,823,457
Tsubakimoto Chain Co.	96,900	2,203,788
Ube Industries Ltd.	170,800	2,611,238
Ulvac, Inc.	93,500	2,226,945
Yamaha Corp.	99,000	3,855,966
Yokohama Rubber Co. Ltd. (The)	148,300	1,837,257
		189,755,826
Luxembourg — 0.3%
ArcelorMittal SA	290,978	2,769,428
Mexico — 0.3%
Arca Continental SAB de CV	643,500	2,597,328
Netherlands — 3.8%
ABN AMRO Bank NV, 144A, CVA	458,566	3,788,995
Aegon NV	740,800	1,867,638
ING Groep NV	361,900	1,885,297
Koninklijke Ahold Delhaize NV	283,200	6,609,579
Koninklijke DSM NV	68,315	7,747,936
NN Group NV	106,100	2,833,685
Royal Dutch Shell PLC (Class B Stock)	214,200	3,582,521
Signify NV, 144A	136,600	2,626,435
Wolters Kluwer NV	81,077	5,731,484
		36,673,570
New Zealand — 0.1%
Air New Zealand Ltd.	2,577,100	1,299,399
Norway — 1.7%
DNB ASA	179,900	2,013,165
Equinor ASA	445,630	5,514,231
Leroy Seafood Group ASA	541,300	2,658,970
Telenor ASA	433,993	6,312,442
		16,498,808

A2

AST INTERNATIONAL VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Portugal — 0.3%
EDP - Energias de Portugal SA	338,115	$1,350,981
Galp Energia SGPS SA	167,516	1,906,899
		3,257,880
Singapore — 1.3%
DBS Group Holdings Ltd.	436,040	5,643,299
Hong Leong Asia Ltd.*	957,700	276,188
NetLink NBN Trust, UTS	6,517,200	4,120,502
Venture Corp. Ltd.	240,000	2,269,974
		12,309,963
South Africa — 0.1%
Investec PLC	451,400	844,218
South Korea — 0.6%
Samsung Electronics Co. Ltd.	154,898	6,018,178
Spain — 1.1%
Banco Santander SA	791,900	1,918,104
Mapfre SA	1,078,200	1,841,445
Repsol SA	580,400	5,317,492
Telefonica SA	347,700	1,588,271
		10,665,312
Sweden — 2.2%
Assa Abloy AB (Class B Stock)	309,741	5,834,283
Boliden AB	113,000	2,047,086
Epiroc AB (Class A Stock)	485,083	4,778,627
Sandvik AB	144,300	2,029,645
SKF AB (Class B Stock)	135,100	1,854,269
Volvo AB (Class B Stock)	386,100	4,633,624
		21,177,534
Switzerland — 7.8%
ABB Ltd.	466,262	8,129,614
Adecco Group AG	58,400	2,301,816
Baloise Holding AG	14,500	1,903,770
Credit Suisse Group AG*	580,000	4,772,751
Helvetia Holding AG	16,500	1,427,271
Novartis AG	257,184	21,171,261
Roche Holding AG	65,986	21,371,325
Swiss Life Holding AG	14,100	4,794,892
UBS Group AG*	458,400	4,256,695
Zurich Insurance Group AG	13,600	4,800,169
		74,929,564
United Arab Emirates — 0.2%
Network International Holdings PLC, 144A*	354,668	1,724,066
United Kingdom — 13.6%
3i Group PLC	245,500	2,391,756
Ashtead Group PLC	54,100	1,171,879
Aviva PLC	649,600	2,139,918
Babcock International Group PLC	377,800	1,800,678
BAE Systems PLC	633,400	4,084,555
Barclays PLC	1,773,000	2,042,704
Barratt Developments PLC	379,200	2,056,109
Bellway PLC	79,000	2,107,390
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Berkeley Group Holdings PLC	24,800	$1,105,526
British American Tobacco PLC	180,000	6,132,474
BT Group PLC	1,147,100	1,664,236
CK Hutchison Holdings Ltd.	295,000	1,977,260
Compass Group PLC	318,635	4,977,283
Dialog Semiconductor PLC*	70,500	1,871,514
Dixons Carphone PLC	1,147,300	1,103,307
GlaxoSmithKline PLC	599,500	11,298,380
Go-Ahead Group PLC (The)	108,600	1,120,695
Howden Joinery Group PLC	373,967	2,358,954
Imperial Brands PLC	111,300	2,058,078
Inchcape PLC	277,400	1,481,701
Informa PLC	645,164	3,507,177
International Consolidated Airlines Group SA	565,500	1,491,693
J Sainsbury PLC	1,589,300	4,136,489
Kingfisher PLC	1,118,000	1,974,945
Legal & General Group PLC	952,100	2,259,203
Lloyds Banking Group PLC	3,543,200	1,387,106
Marks & Spencer Group PLC	1,280,000	1,564,523
Marston’s PLC	565,400	291,030
Micro Focus International PLC	202,100	997,998
Ninety One PLC*	225,700	484,711
Premier Foods PLC*	200,276	60,420
Prudential PLC	661,405	8,392,504
Redrow PLC	194,952	870,725
RELX PLC	557,419	11,948,973
Restaurant Group PLC (The)	265,200	137,592
Royal Mail PLC	484,100	747,804
RSA Insurance Group PLC	701,496	3,639,997
Tate & Lyle PLC	447,500	3,622,176
Taylor Wimpey PLC	1,347,900	1,965,870
Tesco PLC	5,369,511	15,149,380
Unilever PLC	172,077	8,686,918
Vesuvius PLC	385,700	1,534,450
Vistry Group PLC	240,300	1,721,085
		131,517,166
United States — 2.7%
Aon PLC(a)	48,435	7,993,712
Ferguson PLC	72,883	4,511,466
Medtronic PLC	145,510	13,122,092
		25,627,270

Total Common Stocks (cost $1,120,305,291)		857,807,343
Preferred Stock — 0.9%
Germany
Volkswagen AG (PRFC)	70,529	8,277,343
(cost $12,158,822)

A3

AST INTERNATIONAL VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Units	Value
Warrants* — 0.0%
United States
Boart Longyear Ltd., expiring 09/13/24	11,105	$34
(cost $0)

Total Long-Term Investments (cost $1,132,464,113)		866,084,720

	Shares
Short-Term Investments — 7.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	64,155,893	64,155,893
PGIM Institutional Money Market Fund (cost $10,793,582; includes $10,772,396 of cash collateral for securities on loan)(b)(w)	10,823,048	10,805,731

Total Short-Term Investments (cost $74,949,475)		74,961,624

TOTAL INVESTMENTS—97.6% (cost $1,207,413,588)		941,046,344

Other assets in excess of liabilities — 2.4%		23,558,021

Net Assets — 100.0%		$964,604,365

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
PRFC	Preference Shares
REITs	Real Estate Investment Trust
UTS	Unit Trust Security

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,295,737; cash collateral of $10,772,396 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4